Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jan. 02, 2019
Registrant Name	dei_EntityRegistrantName	FIRST TRUST EXCHANGE-TRADED FUND VIII
CIK	dei_EntityCentralIndexKey	0001667919
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 02, 2020
Effective Date	dei_DocumentEffectiveDate	Jan. 02, 2020
Prospectus Date	rr_ProspectusDate	Jan. 02, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A